Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during the 2025 fiscal year. Accordingly, there is nothing to report under Item 402(x) of Regulation S-K.